Shareholder Report, Line Graph (Details) 192638_Grayscale Bitcoin Adopters ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025
Grayscale Bitcoin Adopters ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Grayscale Bitcoin Adopters ETF NAV
Accumulated Value	$ 9,926	$ 10,364
Indxx Bitcoin Adopters Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Indxx Bitcoin Adopters Index
Accumulated Value	9,925	$ 10,168
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR Index
Accumulated Value	$ 10,016	$ 12,417